Segment Reporting (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 16,465,562	$ 18,535,115	$ 23,762,536
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,308,309	13,584,754	15,034,800
Wholesale [Member] | Distributor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,019,139	1,331,194	1,454,862
Wholesale [Member] | Other Distributors [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 9,289,170	$ 12,253,560	$ 13,579,938